Provisions and other non-current liabilities - Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in provisions and other non-current liabilities
Balance as of the beginning of the period	$ 19,872	$ 21,257	$ 21,402
Allowances	1,492	1,056	1,269
Reversals	(1,346)	(1,538)	(1,315)
Currency translation adjustment	683	(419)	212
Other	(3,379)	(484)	(311)
Balance as of the end of the period	17,322	19,872	21,257
Provision for financial risk
Changes in provisions and other non-current liabilities
Allowances	43	20	18
Reversals	(24)	(16)	(29)
Asset retirement obligations
Changes in provisions and other non-current liabilities
Allowances	589	568	524
Reversals	(612)	(464)	(339)
Provisions for environmental contingencies
Changes in provisions and other non-current liabilities
Allowances	22	65	117
Reversals	(120)	(183)	(158)
Restructuring activities
Changes in provisions and other non-current liabilities
Allowances	35	15	69
Reversals	$ (40)	$ (103)	$ (138)